SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiary Control
Detailed data reflecting subsidiary control as of December 31, 2023 and 2022 is as follows:
		% of shareholding and voting
Company	Incorporation country	Direct	Indirect	Closing date	Main activity

Telcosur	Argentina	99.98%	-	December 31	Telecommunication Services
CTG	Argentina	100%	-	December 31	Electricity related services

Associates
In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2023 and 2022:

	% of shareholding
Company	and voting	Country	Main activity	Closing date

TGU	49.00%	Uruguay	Pipeline maintenance	December 31

Link	49.00%	Argentina	Pipeline exploitation and construction	December 31

Accumulated Taxable on Net Profit
Accumulated taxable net profit		Will pay $	More than %	On the surplus of $
More than $	to $
$0	$14,301,209	$0	25%	$0
$14,301,209	$143,012,092	$3,575,302	30%	$14,301,209
$143,012,092	On forward	$42,188,567	35%	$143,012,092

Earnings Per Share
Earnings per share for the years ended  December 31, 2023, 2022 and 2021 were calculated as follows:
	2023	2022	2021
Net income attributable to owners of the Company	23,517,458	100,640,069	126,968,077
Weighted average number of outstanding shares (1)	752,761,058	752,761,058	752,761,058
Basic and diluited earnings per share	31.24	133.69	168.67

(1)	The weighted average number of shares excludes treasury shares